Long-term Debt - Summary of Terms and Conditions of Outstanding Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Oct. 13, 2023	Aug. 21, 2023	Dec. 31, 2022	Mar. 23, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount	$ 1,884,182			$ 1,315,757		$ 1,608,094
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.32%			3.32%
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.22%			4.22%
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		6.27%	5.56%		3.50%
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate		7.11%	5.64%		3.80%
Canada, Dollars | Unsecured Revolving Facility | BA
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.125%
Year of maturity	2026
Face value	$ 30,400			$ 0
Carrying amount	$ 21,239			0
Canada, Dollars | Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Year of maturity	2024
Face value	$ 200,000			200,000
Carrying amount	$ 151,023			147,233
Canada, Dollars | Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.32%
Canada, Dollars | Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	4.22%
Canada, Dollars | Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 71,847			125,810
Carrying amount	$ 54,252			92,822
Canada, Dollars | Conditional Sales Contracts | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.45%
Year of maturity	2024
Canada, Dollars | Conditional Sales Contracts | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	5.28%
Year of maturity	2027
United States of America, Dollars | Unsecured Revolving Facility | SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	1.125%
Year of maturity	2026
Face value	$ 1,000			0
Carrying amount	927			0
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	255,000			180,000
Carrying amount	$ 254,376			179,013
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.89%
Year of maturity	2026
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	5.64%
Year of maturity	2038
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 500,000			500,000
Carrying amount	$ 499,100			497,258
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.15%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.50%
Year of maturity	2036
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 200,000			200,000
Carrying amount	$ 199,665			199,644
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	2.87%
Year of maturity	2029
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.55%
Year of maturity	2034
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 200,000			200,000
Carrying amount	$ 199,808			199,787
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.50%
Year of maturity	2032
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.80%
Year of maturity	2037
United States of America, Dollars | Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Face value	$ 500,000			0
Carrying amount	$ 499,100			0
United States of America, Dollars | Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	6.27%
Year of maturity	2028
United States of America, Dollars | Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	7.11%
Year of maturity	2043
United States of America, Dollars | Other Long-term Debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal interest rate	3.04%
Year of maturity	2027
Face value	$ 4,692			0
Carrying amount	$ 4,692			$ 0